Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of research and development expense [text block] [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 15:	RESEARCH AND DEVELOPMENT EXPENSES
	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands

Fees related to service providers	38	35	38